Risk management - Capital risk (Details)	12 Months Ended
	Dec. 31, 2025 indicator banks branch	Dec. 31, 2024	Dec. 31, 2023
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	13.46%	12.78%	12.30%
Tier 1 phase in capital ratio	15.00%	14.44%	13.75%
Total phase-in capital	17.77%	17.39%	16.39%
Number of global systemically important banks (G-SIBs) | banks	29
G-SIB designation, number of criteria | indicator	5
G-SIB, capital buffer percentage	1.00%
Number of capital buffer | branch	2
Domestic systemic entities, capital buffer percentage	1.25%
Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	9.84%
Pillar 1 percentage	4.50%
Pillar 2 percentage	0.98%
Capital conservation buffer, percentage	2.50%
Globally systemically important entity percentage	1.25%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.55%
Systematic risk requirement	0.05%
Tier 1 phase in capital ratio	11.66%
Total phase-in capital	14.10%